INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
INTANGIBLE ASSETS
INTANGIBLE ASSETS
7.	INTANGIBLE ASSETS

Intangible assets consisted of the following:

	As of June 30,	As of December 31,
	2024	2023
	US$	US$
Trademark licenses with indefinite useful lives	116,083	116,083
License plates with indefinite useful lives	275	277
Others	168	—
Intangible assets	116,526	116,360

7.	INTANGIBLE ASSETS

Intangible assets consisted of the following:

	As of December 31,
	2023	2022
	US$	US$
Trademark licenses with indefinite useful lives	116,083	116,083
License plates with indefinite useful lives	277	281
Intangible assets	116,360	116,364

On November 4, 2021, the Group entered into trademark licenses agreements with a related party (“Trademark Licenses Agreements”), Group Lotus Limited, a wholly owned subsidiary of LGIL, which is ultimately controlled by the Controlling Shareholder of the Company. Pursuant to the Trademark Licenses Agreements, the Group received the “Lotus” trademark licenses for as long as the Group conducts the business in relation to lifestyle vehicles (excluding sports car): i) exclusively on lifestyle vehicles and parts and components in relation thereto the Group designs, develops, manufactures, assembles, distributes and sells or has designed, developed, manufactured or assembled by any third party; ii) non-exclusively for the Group’s business of providing related after-sale services for the lifestyle vehicles; iii) non-exclusively on the related products (excluding anything relating to the sports cars) such as accessories the Group designs, produces, distributes, and sells or has designed or produced by any third party on its behalf; iv) any other occasions in relation to the business conducted by the Group as duly approved by the Group’s Board (excluding anything relating to sports cars). The Group intends to market and distribute its products under the “Lotus” brand indefinitely, and the trademark licenses are expected to contribute to cash flows indefinitely. The cost of renewal in each jurisdiction is different, and the Company believes the amount of renewal costs is insignificant relative to the future cash flows from sales of lifestyle vehicles under the “Lotus” brand. Therefore the useful lives of the trademark licenses are considered to be indefinite. The trademark licenses were initially recognized at the amount of US$116,041 as of November 4, 2021, which is the same as the carrying amount from the perspective of the entity under common control and their estimated fair value determined using the relief from royalty method.